Long-term debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments

	December 31, 2015	December 31, 2014
		(1)
Subordinated debenture notes (a)	$38,359	$44,645
Senior financing (b)	9,123	15,910
Senior revolving financing (c)	10,859	12,101
Other bank financing (d)	3,312	2,646
Capital lease obligations (e)	794	1,394
	62,447	76,696
Current portion	(8,257)	(18,955)
	$54,190	$57,741
The table below discloses the accounting values assigned to the subordinated debenture notes. All values are disclosed in CDN ("C$"). The approximate exchange rate used to value the subordinated debenture notes to USD at December 31, 2015 was 0.72 (2014 - 0.86).

	December 31, 2015		December 31, 2014
Balance, beginning of period	C$	51,970	C$	34,036
Issuance of Additional Debentures	—		19,000
Extension Option Discount	—		(1,249)
Accretion for extension option	395		183
Accretion of share issuance costs	724		—
Balance, end of period	C$	53,089	C$	51,970

	December 31, 2015	December 31, 2014
Emer Senior Financing (1)	$4,807	$9,376
Prins Senior Financing (2)	2,036	3,630
Prins Senior Mortgage Loan (3)	2,280	2,904
	$9,123	$15,910

(1)     The Emer S.p.A ("Emer") senior financing agreement is denominated in Euros, bears interest at the 6-month Euribor plus 2.5% (2.6% as at December 31, 2015) and is recorded at amortized cost using the effective interest rate method.  Interest is paid semi-annually. The Company has pledged its interest in Emer as a general guarantee for its senior financing. The senior financing matures in 2017.

(2)     A total of $7,521 Prins senior financing is denominated in Euros and was assumed on the acquisition of Prins (note 4a). Principal of $3,891 was repaid on December 2, 2014. Additional principal has been repaid in 2015. The senior financing agreement bears interest at the 3-month Euribor plus 3.5% (3.6% as at December 31, 2015). Interest is paid quarterly. The Company has pledged its interest in Prins as a general guarantee for its senior financing. The senior financing matures in 2016.

 13. Long-term debt (continued):

(3)     The Prins senior mortgage loan is denominated in Euros and was assumed on the acquisition of Prins (note 4a). The senior mortgage loan bears interest at 3-month Euribor plus 1% (1.1% as at December 31, 2015). Interest is paid quarterly. The
Company has pledged its interest in Prins's building as a general guarantee for its senior mortgage loan. The senior mortgage loan matures in 2020.

	December 31, 2015	December 31, 2014
Emer other financing (1)	$2,019	$1,129
Prins other financing (2)	1,269	1,424
Other financing	24	93
	$3,312	$2,646

(1)     Emer other financing consists of various unsecured bank financing arrangements that carry rates of interest ranging from 1.01% to 2.90% (2014 - 1.01%% to 2.90%%) and are payable on maturity dates ranging from June 23, 2015 to June 23, 2017.

(2)    Prins other bank financing consists of a credit facility for maximum borrowings of €2,000. The credit facility bears interest at the 3 month Euribor +3.5% (3.6% as of December 31, 2015). The credit facility is governed by an accounts receivable list requirement limiting such borrowings to 60% of accepted accounts receivable.

Schedule of Maturities of Long-term Debt
The principal repayment schedule of the senior financings are as follows for the years ended December 31:

	Subordinated debenture notes	Emer Senior Financing	Prins Senior Financing	Prins Senior Mortgage Loan	Senior revolving financing	Total
2016	$—	$3,796	$1,955	$326	$—	$6,077
2017	38,359	1,011	81	326	10,859	50,636
2018	—	—	—	326	—	326
2019	—	—	—	325	—	325
2020 and thereafter	—	—	—	977	—	977
	$38,359	$4,807	$2,036	$2,280	$10,859	$58,341

Schedule of Future Minimum Lease Payments for Capital Lease	The capital lease obligations are as follows:

2016	$369
2017	256
2018	148
2019	21
2020	—
$794